Northern Lights Fund Trust III

Leland Thomson Reuters Private Equity Index Fund

Incorporated herein by reference is the definitive version of the supplement for the Leland Thomson Reuters Private Equity Index Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on October 29, 2015, (SEC Accession No. 0001580642-15-004908).